Company Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of separate financial statements [Abstract]
Company balance sheet

		December 31,
		2020	2021
	Notes	(US$ in millions)
ASSETS
Non-current assets
Interests in subsidiaries		$1,144	$1,154
Note receivable from subsidiaries		7,782	8,651
Other assets		—	2
Total non-current assets		8,926	9,807
Current assets
Other receivables and prepayments		59	57
Cash and cash equivalents		6	12
Total current assets		65	69
Total assets		$8,991	$9,876

EQUITY
Capital and reserves attributable to equity holders of the Company
Share capital		$81	$81
Reserves	28(a)	1,851	1,854
Total equity		1,932	1,935
LIABILITIES
Non-current liabilities
Borrowings		6,920	7,820
Other payables		3	—
Total non-current liabilities		6,923	7,820
Current liabilities
Other payables		136	121
Total liabilities		7,059	7,941
Total equity and liabilities		$8,991	$9,876
Net current liabilities		$(71)	$(52)
Total assets less current liabilities		$8,855	$9,755

Company movement of reserves

	Capital reserve	Share premium	Share-based compensation reserves	Currency translation reserve	Hedge reserve	Retained earnings	Total
	(US$ in millions)
Balance at January 1, 2019	$106	$1,457	$53	$(18)	$—	$356	$1,954
Profit for the year	—	—	—	—	—	1,792	1,792
Other comprehensive income for the year, net of tax	—	—	—	4	—	—	4
Total comprehensive income	—	—	—	4	—	1,792	1,796
Exercise of share options	—	28	—	—	—	—	28
Transfer to share premium upon exercise of share options	—	6	(6)	—	—	—	—
Forfeiture of share options	—	—	(3)	—	—	3	—
Share-based compensation of the Company	—	—	14	—	—	—	14
Dividends to equity holders of the Company (Note 10)	—	—	—	—	—	(2,054)	(2,054)
Balance at December 31, 2019	106	1,491	58	(14)	—	97	1,738
Profit for the year	—	—	—	—	—	1,120	1,120
Other comprehensive income for the year, net of tax	—	—	—	3	—	—	3
Total comprehensive income	—	—	—	3	—	1,120	1,123
Exercise of share options	—	6	—	—	—	—	6
Transfer to share premium upon exercise of share options	—	1	(1)	—	—	—	—
Forfeiture of share options	—	—	(8)	—	—	8	—
Share-based compensation of the Company	—	—	9	—	—	—	9
Dividends to equity holders of the Company (Note 10)	—	—	—	—	—	(1,025)	(1,025)
Balance at December 31, 2020	106	1,498	58	(11)	—	200	1,851
Loss for the year	—	—	—	—	—	(4)	(4)
Fair value adjustment on cash flow hedge	—	—	—	—	(4)	—	(4)
Other comprehensive loss for the year, net of tax	—	—	—	(5)	—	—	(5)
Total comprehensive expense	—	—	—	(5)	(4)	(4)	(13)
Exercise of share options	—	12	—	—	—	—	12
Transfer to share premium upon exercise of share options	—	5	(5)	—	—	—	—
Forfeiture of share options	—	—	(2)	—	—	2	—
Share-based compensation of the Company	—	—	4	—	—	—	4
Balance at December 31, 2021	$106	$1,515	$55	$(16)	$(4)	$198	$1,854